UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$42	0.41%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	25,000	25,000	25,000
2016	25,543	25,577	25,482
2016	25,794	25,888	25,705
2016	26,149	26,387	26,070
2016	25,842	26,015	25,774
2017	25,321	25,505	25,363
2017	25,727	25,925	25,758
2017	26,130	26,454	26,186
2017	26,246	26,585	26,274
2018	26,025	26,404	26,048
2018	25,920	26,328	25,969
2018	26,235	26,717	26,342
2018	25,950	26,449	26,134
2019	26,733	27,266	26,919
2019	27,263	27,950	27,419
2019	27,939	28,669	28,086
2019	28,083	28,940	28,255
2020	28,649	29,624	28,846
2020	27,527	28,554	28,067
2020	29,037	30,205	29,438
2020	28,939	29,980	29,289
2021	29,669	30,813	29,897
2021	29,658	30,766	29,844
2021	30,025	31,199	30,144
2021	29,690	30,770	29,810
2022	29,182	30,231	29,279
2022	27,575	28,340	27,815
2022	28,150	29,038	28,594
2022	26,589	27,084	27,144
2023	28,381	29,249	28,861
2023	28,275	29,155	28,788
2023	28,326	29,307	28,862
2023	27,321	27,800	27,815
2024	29,136	30,098	29,596
2024	28,920	29,762	29,320
2024	29,408	30,404	29,785
2024	29,481	30,496	29,909
2025	29,742	30,724	30,177
2025	29,413	30,257	29,903
2025	29,762	30,403	30,376
2025	30,870	31,767	31,354

202501-4140694, 202512-4880975

F83-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Investor Class)	4.71%	1.30%	2.13%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.42
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.29

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,108,037
  Number of Portfolio Holdings825
  Investment Advisory Fees Paid (000s)$10,991
  Portfolio Turnover Rate23.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$67	0.66%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	25,000	25,000	25,000
2016	25,506	25,577	25,482
2016	25,741	25,888	25,705
2016	26,079	26,387	26,070
2016	25,777	26,015	25,774
2017	25,242	25,505	25,363
2017	25,609	25,925	25,758
2017	25,994	26,454	26,186
2017	26,093	26,585	26,274
2018	25,879	26,404	26,048
2018	25,737	26,328	25,969
2018	26,034	26,717	26,342
2018	25,734	26,449	26,134
2019	26,494	27,266	26,919
2019	27,026	27,950	27,419
2019	27,656	28,669	28,086
2019	27,781	28,940	28,255
2020	28,323	29,624	28,846
2020	27,197	28,554	28,067
2020	28,695	30,205	29,438
2020	28,557	29,980	29,289
2021	29,259	30,813	29,897
2021	29,230	30,766	29,844
2021	29,574	31,199	30,144
2021	29,224	30,770	29,810
2022	28,706	30,231	29,279
2022	27,107	28,340	27,815
2022	27,656	29,038	28,594
2022	26,104	27,084	27,144
2023	27,848	29,249	28,861
2023	27,751	29,155	28,788
2023	27,759	29,307	28,862
2023	26,755	27,800	27,815
2024	28,517	30,098	29,596
2024	28,287	29,762	29,320
2024	28,773	30,404	29,785
2024	28,826	30,496	29,909
2025	29,036	30,724	30,177
2025	28,723	30,257	29,903
2025	29,020	30,403	30,376
2025	30,108	31,767	31,354

202501-4140694, 202512-4880975

F283-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Advisor Class)	4.45%	1.06%	1.88%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.42
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.29

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,108,037
  Number of Portfolio Holdings825
  Investment Advisory Fees Paid (000s)$10,991
  Portfolio Turnover Rate23.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Summit Municipal Intermediate Fund

I Class (PRTMX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$30	0.29%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/1/19	500,000	500,000	500,000
4/30/19	508,054	510,196	507,167
7/31/19	520,383	523,323	519,507
10/31/19	523,238	528,261	522,642
1/31/20	533,527	540,743	533,565
4/30/20	513,169	521,225	519,164
7/31/20	541,515	551,364	544,508
10/31/20	539,847	547,245	541,767
1/31/21	553,641	562,449	553,002
4/30/21	553,601	561,597	552,029
7/31/21	560,644	569,504	557,574
10/31/21	554,546	561,672	551,406
1/31/22	545,225	551,837	541,567
4/30/22	515,343	517,319	514,502
7/31/22	526,251	530,049	528,913
10/31/22	497,190	494,389	502,086
1/31/23	530,887	533,903	533,850
4/30/23	529,049	532,190	532,488
7/31/23	530,156	534,971	533,857
10/31/23	511,474	507,460	514,486
1/31/24	545,642	549,397	547,441
4/30/24	541,751	543,273	542,333
7/31/24	551,073	554,995	550,926
10/31/24	552,602	556,664	553,229
1/31/25	557,647	560,832	558,184
4/30/25	551,618	552,308	553,111
7/31/25	558,330	554,980	561,858
10/31/25	579,295	579,872	579,963

202501-4140694, 202512-4880975

F1217-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Intermediate Fund (I Class)	4.83%	1.42%	2.23%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.25
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,108,037
  Number of Portfolio Holdings825
  Investment Advisory Fees Paid (000s)$10,991
  Portfolio Turnover Rate23.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

I Class (PRTMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.31 $ 10.77 $ 10.75 $ 12.27 $ 12.21
Investment activities
Net investment income
(1)(2)
0.36 0 .31 0.28 0.25 0.26
Net realized and unrealized
gain/loss 0.16 0.54 0.02 (1.52) 0.06
Total from investment
activities 0.52 0.85 0.30 (1.27) 0.32
Distributions
Net investment income (0.36) (0.31) (0.28) (0.25) (0.26)
Net realized gain — — —
(3)
—
(3)
—
(3)
Total distributions (0.36) (0.31) (0.28) (0.25) (0.26)
NET ASSET VALUE
End of period $ 11.47 $ 11.31 $ 10.77 $ 10.75 $ 12.27

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4.71% 7.91% 2.75% (10.44)% 2.59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.41% 0.52% 0.51% 0.52% 0.50%
Net expenses after
waivers/payments by Price
Associates 0.41% 0.50% 0.50% 0.50% 0.50%
Net investment income 3.22% 2.75% 2.51% 2.18% 2.08%
Portfolio turnover rate 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end of period (in
millions) $1,022 $1,178 $2,135 $2,339 $3,253
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.31 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Investment activities
Net investment income
(1)(2)
0.33 0.28 0.25 0.22 0.23
Net realized and unrealized
gain/loss 0.16 0.55 0.02 (1.52) 0.06
Total from investment
activities 0.49 0.83 0.27 (1.30) 0.29
Distributions
Net investment income (0.33) (0.28) (0.25) (0.22) (0.23)
Net realized gain — — —
(3)
—
(3)
—
(3)
Total distributions (0.33) (0.28) (0.25) (0.22) (0.23)
NET ASSET VALUE
End of period $ 11.47 $ 11.31 $ 10.76 $ 10.74 $ 12.26
Ratios/Supplemental Data
Total return
(2)(4)
4.45% 7.74% 2.50% (10.68)% 2.34%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.73% 0.82% 0.79% 0.81% 0.79%
Net expenses after waivers/
payments by Price Associates 0.66% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.97% 2.51% 2.26% 1.94% 1.84%
Portfolio turnover rate 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end of period (in
thousands) $3,528 $4,092 $4,002 $4,220 $5,444
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.30 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Investment activities
Net investment income
(1)(2)
0.38 0.33 0.29 0.27 0.27
Net realized and unrealized
gain/loss 0.15 0.53 0.02 (1.52) 0.06
Total from investment
activities 0.53 0.86 0.31 (1.25) 0.33
Distributions
Net investment income (0.37) (0.32) (0.29) (0.27) (0.27)
Net realized gain — — —
(3)
—
(3)
—
(3)
Total distributions (0.37) (0.32) (0.29) (0.27) (0.27)
NET ASSET VALUE
End of period $ 11 .46 $ 11.30 $ 10.76 $ 10.74 $ 12.26
Ratios/Supplemental Data
Total return
(2)(4)
4.83% 8.04% 2.87% (10.34)% 2.72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.29% 0.38% 0.38% 0.38% 0.37%
Net expenses after waivers/
payments by Price Associates 0.29% 0.38% 0.38% 0.38% 0.37%
Net investment income 3.34% 2.88% 2.63% 2.32% 2.20%
Portfolio turnover rate 23.6% 20.8% 22.5% 20.6% 6.6%
Net assets, end of period (in
millions) $3,083 $3,218 $3,064 $3,190 $3,549
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 1,224 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 98.8%
ALABAMA  3.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 30,461
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  3,165 3,437
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,498
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,661
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  10,000 10,613
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,695 11,799
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,864
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  30,000 30,877
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,257
136,467
ALASKA  0.1%
Alaska Housing Finance, Veterans Mortgage Program, 3.70%,
6/1/34  1,195 1,207
Alaska Housing Finance, Veterans Mortgage Program, 3.75%,
12/1/34  1,195 1,207
2,414
ARIZONA  2.1%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,890
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,669
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 4,525 4,613
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 18,225 18,530
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,183
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,428

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,952
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,583
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 658
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,886
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,851
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,748
Phoenix Civic Improvement, Series C, 5.00%, 7/1/38  8,195 9,402
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,301
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,102
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,276
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 252
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 306
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 464
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 361
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 361
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,443
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 772
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 678
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.00%, 5/1/39  5,000 5,687
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,094
84,490
CALIFORNIA  4.5%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,766
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,602
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,775 12,952
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,193
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,626

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,372
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,766
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,659 3,791
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,876 7,060
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.92%, 12/1/50 (Tender 6/1/26)  3,375 3,368
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.325%, 8/15/63 (Prerefunded 11/20/40) (3) 7,000 7,050
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,026
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,226
California PFA, Enso Village Project, 5.00%, 11/15/36 (4) 750 753
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,632
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (4) 2,265 2,266
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 1,005 1,015
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (4) 4,235 4,277
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (4) 3,000 3,029
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (4) 6,875 6,936
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (4) 4,275 4,311
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 7,750 7,794
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,776
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  7,500 7,827
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(3) 60 66
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 7,216
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.565%, 7/1/27  1,445 1,447
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 7,094
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (2) 3,500 3,959

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (2) 1,350 1,516
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (2) 2,015 2,198
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,283
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (2) 3,680 3,906
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (2) 10,000 11,020
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,538
185,657
COLORADO  2.9%
Colorado, COP, 6.00%, 12/15/38  3,470 4,078
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,022
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,762
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,715
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,690
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,574
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,697
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 3,100 3,282
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 9,664
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 6,871
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,308
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 20,000 20,850
Denver City & County Airport, Series A, 5.00%, 11/15/36 (2) 3,825 4,182
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 9,000 9,293
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,184
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,185
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,094
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 4,135
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,547
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (5) 8,110 7,286
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,740
118,159
CONNECTICUT  2.0%
Connecticut, Series B, GO, 5.00%, 12/1/31  4,750 5,392
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,799
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,963
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,744

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,588
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  5,000 5,249
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,620
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 14,124
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,359
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 384 96
82,934
DELAWARE  0.4%
Delaware State Economic Dev. Auth., Delmarva Power & Light
Company Project, Series A, 3.60%, 1/1/31  2,775 2,862
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,862
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,567
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,897
17,188
DISTRICT OF COLUMBIA  3.6%
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,180
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,705
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/38  7,015 7,951
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,610
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,843
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,067
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/30  1,000 1,106
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/31  1,900 2,141
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,583
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,303
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (2) 9,490 10,494
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,805
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,470
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,465

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,930
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 5,130
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 8,750 9,877
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,445
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 17,998
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 2,007
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (2) 1,675 1,795
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (2) 2,500 2,632
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,935
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,793
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,281
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (2) 7,000 7,457
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,920
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 874
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,016
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,286
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,189
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,180
149,468
FLORIDA  3.9%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,063
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,848
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,389
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,252

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Broward County Airport, 4.00%, 10/1/44 (2)(9) 3,075 2,890
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,332
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,553
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,876
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,335
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,543
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,266
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,541
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,562
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 527
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/35 (10) 5,000 5,682
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (2) 1,975 2,223
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 5,285 5,698
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,091
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,683
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,452
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,634
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,300
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,306
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (2) 20,000 22,412
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,906
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,573
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,029
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,537
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,856
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (2) 2,000 2,142
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (2) 2,300 2,448
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (2) 3,000 3,168
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (2) 1,070 1,120

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (2) 2,385 2,477
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 936
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,334
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,147
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,402
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,594
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,277
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,081
160,521
GEORGIA  5.8%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,551
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,950
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,287
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,336
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/39 (2) 3,500 3,825
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (7)(8) 2,805 1,599
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 9,705 5,532
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 3,065 1,747
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,290
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,497
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (9) 5,925 6,780
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,085
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 514
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,302
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 411
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,027

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,052
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,577
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,828
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,462
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,111
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,547
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,435
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,768
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,488
Georgia State Road & Tollway Auth., 5.00%, 7/15/40  2,235 2,522
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  4,500 4,988
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,027
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,235
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,023
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,368
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,249
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,257
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,322
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,078
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,542
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,626
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,376
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,419
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 16,049
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  20,000 20,405

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,962
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,057
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,108
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 693
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,806
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,633
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,924
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,087
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,548
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,722
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  7,000 7,615
239,642
HAWAII  0.5%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (2) 7,620 8,319
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,644
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,377
Hawaii Airports System, Series D, 4.00%, 7/1/37  4,000 4,081
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,156
20,577
IDAHO  0.2%
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,195
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,053
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,728
6,976
ILLINOIS  3.2%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (2) 5,000 5,350
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 27,535 29,807
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/37 (2) 5,000 5,175
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,678
Illinois, GO, 4.00%, 6/1/32  530 532
Illinois, GO, 4.00%, 6/1/35  2,075 2,078
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,080

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,002
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,536
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,507
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,496
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,627
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,176
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,404
Illinois, Series C, GO, 5.00%, 11/1/29  14,500 15,049
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,284
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,588
Illinois, Series D, GO, 5.00%, 11/1/28  3,240 3,367
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,705
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  2,125 2,137
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-1,
VRDN, 3.95%, 8/1/43  400 400
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
133,130
INDIANA  0.3%
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  10,800 11,946
11,946
IOWA  0.0%
Iowa Fin. Auth., UnityPoint Health Project, Series B-1, VRDN,
3.95%, 2/15/39  400 400
Iowa Fin. Auth., UnityPoint Health Project, Series F, VRDN,
3.95%, 7/1/41  800 800
1,200
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (3) 180 191
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 3,079
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,046
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,327
6,643
KENTUCKY  1.5%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 672
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 844
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 393
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 964
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 130

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,163
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,350
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,019
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,311
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,698
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,696
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,542
60,782
LOUISIANA  0.3%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,009
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,789
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,911
12,709
MARYLAND  2.4%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,896
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,777
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  1,335 1,336
Maryland CDA, Sustainable Bond, Park Place at Addison Road
Metro, Series C-2, 3.70%, 1/1/29  2,750 2,785
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (2)(10) 2,000 2,248
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (2)(10) 2,625 2,926
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,455
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,154
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,165
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,038
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,047
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,231
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,996

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,395
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,793
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,675
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,503
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,005
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,785
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,534
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,668
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,483
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,090
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,365
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,019
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,827
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,575
Washington Suburban Sanitary Commission, 5.00%, 6/1/38  3,000 3,478
99,249
MASSACHUSETTS  1.8%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,459
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 10,911
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,500 11,483
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,234
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,966
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,572
Massachusetts Clean Water Trust, Sustainable Development
Bonds, 5.00%, 2/1/43  4,000 4,260
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
Series N, 5.00%, 7/1/35 (10) 1,020 1,180
Massachusetts Dev. Fin. Agency, Children's Hosp. Issue,
Series U-1, VRDN, 3.95%, 3/1/48  450 450
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  6,430 7,522
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,414
75,451

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN  3.4%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  5,395 6,104
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,932
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,443
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  14,585 14,755
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,666
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,142
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,986
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,240
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,887
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,090 4,178
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,132
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,062
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 490
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,683
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,509
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,002
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 851
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,253
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,035
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,153
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,955
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,153
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,096
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31  5,315 5,317
Wayne County, Series C, 5.00%, 12/1/37 (2)(4)(10) 14,615 14,930
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 827
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 621
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 3,160 3,269
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 821
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,486

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series E, 4.00%, 12/1/26 (2) 8,065 8,130
Wayne County Airport Auth., Series F, 5.00%, 12/1/26
(Prerefunded 12/5/25) (2)(3) 3,850 3,857
Wayne County Airport Auth., Series F, 5.00%, 12/1/34
(Prerefunded 12/5/25) (2)(3) 3,500 3,506
137,471
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,265
Hennepin County, Series A, GO, 5.00%, 12/1/42  2,245 2,446
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,459
Minnesota, Bidding Group 2, Series A, GO, 5.00%, 8/1/41  5,485 6,102
19,272
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  1,300 1,337
1,337
MISSOURI  0.5%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,000 5,968
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,140
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,673
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  8,150 8,572
22,353
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,265 15,572
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  11,834 11,320
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.086%, 1/20/41  6,940 6,914
33,806
NEW JERSEY  1.8%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 2,000 2,000
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,066
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,346
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(4) 1,475 1,532
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,164
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,116
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,185

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,827
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 11,497
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,185
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  10,000 11,149
73,067
NEW YORK  12.3%
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,128
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,440 4,767
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,023
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 27,021
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/40  3,310 3,679
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,759
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,575 6,000
Dormitory Auth. of the State of New York, Sales Tax, Series E,
5.00%, 3/15/37  5,340 5,624
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,532
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,293
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,170
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,658
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,042
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,850
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,301
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,505
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,691
New York City Housing Dev., Sustainable Development Bonds,
Series A, 2.70%, 8/1/37  1,650 1,449
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,519
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,000 972
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,407

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,552
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,308
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,097
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  10,000 10,365
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 7,996
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,553
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,451
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,052
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,812
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,084
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,000 7,598
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,526
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/37  4,805 5,410
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,447
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,513
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.25%, 11/1/48  10,165 10,716
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,891
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,855
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,057
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 11/1/38  2,550 2,889
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/47  8,630 9,129
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,488
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 10,897
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,420

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  1,000 1,071
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,397
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,267
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,602
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,102
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,802
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,055
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  9,120 9,289
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,955
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 9,096
New York State Housing Fin. Agency, Sustainable Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  7,300 7,272
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 1,745 1,745
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,981
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,568
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,591
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (2) 3,125 3,376
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (2)(10) 1,325 1,435
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/40 (2) 1,250 1,414
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/41 (2) 1,000 1,121
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/42 (2) 1,675 1,858
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,115 1,184
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 9,880 10,229
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,494
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/37 (2) 1,250 1,348

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/38 (2) 1,800 1,926
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,602
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/37 (2) 3,380 3,719
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (2) 3,030 3,174
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,111
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,252
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,912
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,515
503,959
NORTH CAROLINA  2.4%
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/39  3,075 3,541
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/40  1,865 2,096
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,465 18,338
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,009
Forsyth County, GO, 5.00%, 6/1/38  1,645 1,897
Forsyth County, GO, 5.00%, 6/1/39  1,620 1,849
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,308
Guilford County, GO, 5.00%, 3/1/38  12,000 13,835
Mecklenburg County, Series B, GO, 5.00%, 2/1/38  5,000 5,745
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,263
North Carolina Housing Fin. Agency, 3.25%, 1/1/34  1,000 982
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,075 10,107
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,540 8,567
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,206
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,713
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 3,116
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,536
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,617

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Union County, GO, 5.00%, 9/1/37  3,145 3,572
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,820
97,117
OHIO  0.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 8,381
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,673
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 551
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,503
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,854
Ohio Hosp. Fac., University Hospitals Health, Series B, VRDN,
3.85%, 1/15/46  1,000 1,000
15,962
OKLAHOMA  0.5%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,720 6,307
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/42  5,455 6,005
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  4,785 5,220
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,754
19,286
OREGON  0.4%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 308
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 323
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 339
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 374
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 394
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 414
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,182
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,647
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,723
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,159
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 2,013
15,235

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PENNSYLVANIA  1.5%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(10) 850 867
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(10) 1,000 1,040
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(10) 2,380 2,553
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 623
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 694
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (4) 1,405 1,442
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (4) 2,895 2,981
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,905
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,265
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (4) 4,005 3,969
Pennsylvania State Univ., Series A, 5.00%, 9/1/37  3,145 3,636
Pennsylvania State Univ., Series A, 5.00%, 9/1/38  4,275 4,896
Pennsylvania State Univ., Series A, 5.00%, 9/1/39  1,000 1,135
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 5,000
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(10) 1,000 963
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (10) 3,250 3,622
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (10) 2,000 2,210
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (10) 1,605 1,759
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (10) 9,160 9,331
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (10) 10,000 10,174
62,065
PUERTO RICO  6.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 24,322 15,535
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 6,450 6,672
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 7,470 7,761
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (4) 3,250 3,329
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (4) 13,455 14,056

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  11,134 8,032
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,526
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 3,105
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,118
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,530
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,526
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,203
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,634
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(8) 130 86
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(8) 170 112
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(8) 500 330
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(8) 630 416
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(8) 2,380 1,571
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(8) 830 548
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(8) 985 650
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(8) 130 86
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(8) 70 46
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(8) 6,525 4,306
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(8) 535 353
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(8) 215 142
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(8) 610 403
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(8) 480 317
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(8) 150 99

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(8) 265 175
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(8) 190 125
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(8) 1,890 1,247
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(8) 530 350
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(8) 225 148
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 34,664
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 30,954
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,497
255,652
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,637
2,019
SOUTH CAROLINA  1.1%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,135
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42  1,930 2,131
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,535
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,754
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,184
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,081
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,325
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,886
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,420
South Carolina Public Service Auth., Santee Cooper, Series A,
5.00%, 12/1/37  3,000 3,349
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/39  2,130 2,339
South Carolina Public Service Auth., Santee Cooper, Series C,
5.25%, 12/1/38 (10) 2,315 2,564

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (10) 2,025 2,243
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/39  730 814
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/41  1,390 1,529
44,289
TENNESSEE  1.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,050
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,001
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 3,029
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,626
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,317
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,576
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (9) 600 665
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (9) 450 495
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (9) 800 874
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (9) 850 922
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (9) 800 862
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (9) 825 880
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/38  4,950 5,629
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/40  3,435 3,833
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/41  3,225 3,564
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/42  2,000 2,189

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,430
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,308
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 2,870 3,009
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  2,725 2,759
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 8,144
79,162
TEXAS  10.3%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (10) 2,500 2,607
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,222
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,575
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,146
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,056
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,818
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,791
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,476
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,815
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,469
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,007
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,677
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,813
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,277
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  6,325 7,121
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,312
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,098
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/31  2,250 2,505
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/36  1,490 1,668
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/38  1,020 1,109
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/35  3,275 3,691

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/36  8,000 8,906
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/37  10,980 12,102
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/39  2,295 2,495
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,432
Cypress-Fairbanks Independent School Dist., Series A, GO,
5.00%, 2/15/38  2,805 3,149
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,674
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,349
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/35 (2) 4,750 5,335
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/37 (2) 8,300 9,399
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/38 (2) 6,100 6,855
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/39 (2) 1,000 1,114
Dallas/Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (2) 8,250 9,027
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,122
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  655 730
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 940
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,881
Denton, GO, 4.00%, 2/15/42  4,000 3,966
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,846
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,610 1,816
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,645
Denton Independent School Dist., Series A, GO, 5.00%,
8/15/38  2,420 2,751
Fort Bend Independent School Dist., Series A, GO, 5.00%,
8/15/41  3,280 3,582
Georgetown Independent School Dist., GO, 5.00%, 2/15/38  2,390 2,703
Georgetown Independent School Dist., GO, 5.50%, 2/15/36  5,000 6,025
Georgetown Independent School Dist., GO, 5.50%, 2/15/38  3,220 3,815
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,903
Harris County, GO, 5.00%, 9/15/42  1,000 1,082
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,690
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  5,000 5,581
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,336
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,687
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,270

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (2)
(10) 5,000 5,430
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (2) 9,150 10,168
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,670
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,350
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 8,370 8,370
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,459
Mansfield Independent School Dist., GO, 5.00%, 2/15/38  7,570 8,543
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (2)(4) 9,990 10,024
Mission Economic Dev., Sustainable Bonds, Graphic Packaging
Int'l., VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 4,670 4,858
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,047
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,148
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 781
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 836
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31 (Prerefunded 1/1/26) (3) 3,750 3,763
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37 (12) 590 675
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,820
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,005
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,683
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,500 4,878
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (2)(4) 300 299
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (2)(4) 550 536
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (2)(4) 525 502
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,743
San Angelo Independent School Dist., GO, 5.00%, 2/15/41  2,000 2,201
Spring Independent School Dist., GO, 5.00%, 8/15/39  5,315 6,031
Spring Independent School Dist., GO, 5.25%, 8/15/42  1,685 1,896
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,673
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  10,890 11,078
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,424

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 14,666
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,295
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,993
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,911
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,692
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,329
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,229
423,777
UTAH  2.1%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,874
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,759
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,131
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (4) 1,725 1,765
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,044
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,671
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,912
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,695
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 12,011
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,598
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(9) 10,435 10,111
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,477
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,639
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,283
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,643
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 9,125 9,458
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,832
Vineyard Redev. Agency, 4.00%, 5/1/34 (10) 300 315
Vineyard Redev. Agency, 4.00%, 5/1/36 (10) 250 260
Vineyard Redev. Agency, 4.00%, 5/1/38 (10) 270 276
Vineyard Redev. Agency, 4.00%, 5/1/39 (10) 225 228
87,982
VIRGINIA  8.0%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,799
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,712
Arlington County, GO, 5.00%, 6/15/38  4,585 5,079
Arlington County, GO, 5.00%, 6/15/39  2,040 2,245

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,355
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,782
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,080
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,968
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 2,077
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,610
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,354
Fairfax County, Series A, GO, 4.00%, 10/1/38  5,000 5,205
Fairfax County, Series A, GO, 4.00%, 10/1/41  4,000 4,070
Fairfax County, Series A, GO, 5.00%, 10/1/37  5,000 5,647
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,790
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,356
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,915
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,850 3,161
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,452
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,889
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,991
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,964
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (10) 3,000 3,191
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,100 7,183
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,299
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,611
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,623
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,398
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,316
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,010
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,391
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,214
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,332

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,471
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,485
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,039
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 670
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,759
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  3,870 4,221
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,234
Virginia Public School Auth., 5.00%, 8/1/38  3,425 3,964
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,383
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,444
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,052
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,409
Virginia Resources Auth., Series B, 5.00%, 11/1/38  2,150 2,497
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/28  8,790 9,410
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,040
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,940 3,012
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 7,890 8,069
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,276
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,463
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 5,071
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,865
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,154
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,505
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 8,625 8,550
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 2,960
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,223

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,205
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,759
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,403
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 3,000 3,225
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 4,540 4,849
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,394
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,114
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 6,670 7,029
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,194
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 3,020
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 251
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,282
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,009
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,345 4,393
329,422
WASHINGTON  4.6%
Energy Northwest, Columbia Generating Station, Series 2023-
A, 5.00%, 7/1/39  13,840 15,374
Energy Northwest, Columbia Generating Station, Series 2024-
A, 5.00%, 7/1/39  1,270 1,434
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30  1,925 2,136
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/38  2,895 3,239
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,810
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/43  9,460 10,344
Energy Northwest, Project 3, Series A, 5.00%, 7/1/31  2,900 3,279
Energy Northwest, Project 3, Series A, 5.00%, 7/1/39  6,340 7,243
King County, GO, 5.00%, 12/1/38  2,670 2,985

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
King County, GO, 5.00%, 12/1/40  2,455 2,745
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,391
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,242
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (2) 1,500 1,573
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (2) 4,375 4,896
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,335
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,345
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,596
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,157
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,088
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/38 (4)(9) 1,500 1,614
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/39 (4)(9) 1,240 1,324
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (4)(9) 1,400 1,425
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 10,000
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 3,994
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,589
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,468
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,109
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,869
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,573
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,077
190,254
WEST VIRGINIA  0.2%
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,333
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 2,046
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)  3,060 3,353
6,732
WISCONSIN  0.8%
Wisconsin, Series 2025-2, GO, 5.00%, 5/1/38  3,000 3,460
Wisconsin, Series B, GO, 5.00%, 5/1/36  4,000 4,670
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,080
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,915 4,536
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54 (Tender 6/22/29)  4,000 4,274

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (4) 1,950 1,968
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (4) 1,220 1,234
31,222
Total Municipal Securities (Cost $4,000,995) 4,057,044
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.12% (13)(14) 9 9
Total Short-Term Investments (Cost $9) 9
Total Investments in Securities
98.8% of Net Assets
(Cost $4,001,004) $ 4,057,053
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $107,744 and represents 2.6% of net assets.
(5) Insured by National Public Finance Guarantee Corporation
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Non-income producing
(9) Insured by Build America Mutual Assurance Company
(10) Insured by Assured Guaranty Incorporated
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) When-issued security
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements .
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — # $ — $ 60 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 97 ¤ ¤ $ 9 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9.

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,001,004) $ 4,057,053
Interest receivable 56,938
Receivable for shares sold 1,830
Receivable for investment securities sold 85
Cash 79
Other assets 74
Total assets 4,116,059
Liabilities
Payable for shares redeemed 3,660
Investment management fees payable 940
Payable for investment securities purchased 674
Due to affiliates 23
Payable to directors 1
Other liabilities 2,724
Total liabilities 8,022
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 4,108,037

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (176,171)
Paid-in capital applicable to 358,318,027 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 4,284,208
NET ASSETS $ 4,108,037
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,021,649; Shares outstanding: 89,071,132) $ 11.47
Advisor Class
(Net assets: $3,528; Shares outstanding: 307,722) $ 11.47
I Class
(Net assets: $3,082,860; Shares outstanding:
268,939,173) $ 11.46

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Investment Income (Loss)
Income
.
  Interest $ 148,762
Dividend 60
Total income 148,822
Expenses
Investment management 11,075
Shareholder servicing
Investor Class $ 1,297
Advisor Class 7
I Class 97 1,401
Rule 12b-1 fees
Advisor Class 9
Prospectus and shareholder reports
Investor Class 48
Advisor Class 1
I Class 44 93
Custody and accounting 269
Legal and audit 237
Registration 121
Directors 13
Miscellaneous 28
Waived / paid by Price Associates (84)
Total expenses 13,162
Net investment income 135,660
Realized and Unrealized Gain / Loss –
Net realized loss on securities (27,731)
Change in net unrealized gain / loss on securities 81,441
Net realized and unrealized gain / loss 53,710
INCREASE IN NET ASSETS FROM OPERATIONS $ 189,370

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 135,660 $ 147,399
Net realized loss (27,731) (52,705)
Change in net unrealized gain / loss 81,441 324,749
Increase in net assets from operations 189,370 419,443
Distributions to shareholders
Net earnings
Investor Class (33,896) (52,445)
Advisor Class (109) (99)
I Class (100,062) (93,026)
Decrease in net assets from distributions (134,067) (145,570)
Capital share transactions
*
Shares sold
Investor Class 172,186 361,602
Advisor Class 102 247
I Class 726,596 933,050
Distributions reinvested
Investor Class 27,419 44,974
Advisor Class 109 99
I Class 72,387 69,036
Shares redeemed
Investor Class (368,094) (1,482,441)
Advisor Class (814) (452)
I Class (976,378) (1,003,668)
Decrease in net assets from capital share
transactions (346,487) (1,077,553)

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Decrease during period (291,184) (803,680)
Beginning of period 4,399,221 5,202,901
End of period $ 4,108,037 $ 4,399,221
*Share information (000s)
Shares sold
Investor Class 15,324 31,960
Advisor Class 9 22
I Class 64,769 82,612
Distributions reinvested
Investor Class 2,434 3,966
Advisor Class 10 9
I Class 6,428 6,090
Shares redeemed
Investor Class (32,788) (130,070)
Advisor Class (73) (41)
I Class (86,875) (88,810)
Decrease in shares outstanding (30,762) (94,262)

T. ROWE PRICE Summit Municipal Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal
Intermediate Fund (Investor Class), the Summit Municipal Intermediate
Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Summit Municipal Intermediate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Summit Municipal Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Intermediate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Summit Municipal Intermediate Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 4,057,044 — 4,057,044
Short-Term Investments 9 — — 9
Total $ 9 $ 4,057,044 $ — $ 4,057,053

T. ROWE PRICE Summit Municipal Intermediate Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $961,531,000 and
$1,280,135,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Summit Municipal Intermediate Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 582 $ —
Tax-exempt income 133,485 145,570
Total distributions $ 134,067 $ 145,570
($000s)
Cost of investments $ 3,990,676
Unrealized appreciation $ 92,653
Unrealized depreciation (26,276)
Net unrealized appreciation (depreciation) $ 66,377
($000s)
Undistributed ordinary income $ 285
Undistributed tax-exempt income 1,480
Net unrealized appreciation (depreciation) 66,377
Loss carryforwards and deferrals (244,313)
Total distributable earnings (loss) $ (176,171)

T. ROWE PRICE Summit Municipal Intermediate Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.27% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on

T. ROWE PRICE Summit Municipal Intermediate Fund

an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $861,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price
Associates and $187,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation 0.40% 0.40% 0.40%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(81) $(3) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,420,644 shares of the Investor Class, representing
3% of the Investor Class's net assets, and 9,668,323 shares of the I Class, representing 4% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $52,275,000 and
$35,355,000, respectively, with net realized gain of $0 for the year ended
October 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Summit Municipal Intermediate Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Summit Municipal Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc.
and Shareholders of T. Rowe Price Summit Municipal Intermediate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate
Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds,
Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31,
2025, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $132,919,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025